Earnings/(Loss) Per Share	12 Months Ended
Jun. 30, 2024
Earnings/(Loss) Per Share [Abstarct]
EARNINGS/(LOSS) PER SHARE
17.	EARNINGS/(LOSS) PER SHARE

The following table sets forth the basic and diluted net profit/(loss) per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the years ended
	June 30,
	2024	2023	2022
Numerator:
Earnings/(loss) attributable to Big Tree Cloud Holdings Limited	640,485	279,565	(1,892,581)
Numerator for basic and diluted earnings/(loss) per share calculation	640,485	279,565	(1,892,581)

Denominator:
Weighted average number of ordinary shares – basic and diluted	51,980,418	50,000,000	50,000,000
Denominator for basic and diluted earnings/(loss) per share calculation	51,980,418	50,000,000	50,000,000

Earnings/(loss) per ordinary share
– Basic and diluted	0.0123	0.0056	(0.0379)